Average Annual Total Returns - FidelityDefinedMaturityFunds-AIComboPRO - FidelityDefinedMaturityFunds-AIComboPRO - Fidelity Municipal Income 2023 Fund	Aug. 29, 2022
Fidelity Advisor Municipal Income 2023 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	0.26%
Past 5 years	2.45%
Since Inception	2.18%	[1]
Fidelity Advisor Municipal Income 2023 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.26%
Past 5 years	2.45%
Since Inception	2.18%	[1]
Fidelity Advisor Municipal Income 2023 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.65%
Past 5 years	2.28%
Since Inception	2.09%	[1]
Fidelity Advisor Municipal Income 2023 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	0.51%
Past 5 years	2.71%
Since Inception	2.44%	[2]
LB015
Average Annual Return:
Past 1 year	1.52%
Past 5 years	4.17%
Since Inception	3.37%
LB369
Average Annual Return:
Past 1 year	0.34%
Past 5 years	2.83%
Since Inception	2.40%

[1]	A From April 23, 2013
[2]	B From April 23, 2013